RELATED PARTY TRANSACTIONS (Details) - SPP - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
RELATED PARTY TRANSACTIONS
Advance payment	¥ 66,675	¥ 35,196
Accounts payable		19,332
Expenses	¥ 30,886	¥ 34,502